RETIREMENT PLAN BENEFITS - Components of Net Periodic Benefit Costs Recognized (Details) - Pension Plan - USD ($) $ in Millions	5 Months Ended		12 Months Ended
	Feb. 03, 2017	Feb. 03, 2017	Feb. 02, 2018
Defined Benefit Plan Disclosure [Line Items]
Interest cost	$ 8	$ 8	$ 21
Expected return on plan assets	(16)		(30)
Recognized actuarial loss	0		0
Net periodic benefit cost	$ (8)		$ (9)